Group income statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated operations
Consolidated sales revenue	$ 40,030	$ 33,781	$ 34,829
Net operating costs (excluding items shown separately)	(26,983)	(26,799)	(27,919)
Impairment charges	(796)	(249)	(2,791)
Net gains on disposal of interests in businesses	2,344	515	64
Exploration and evaluation costs	(445)	(497)	(576)
(Loss)/profit relating to interests in undeveloped projects	(15)	44	8
Operating profit	14,135	6,795	3,615
Share of profit after tax of equity accounted units	339	321	361
Profit before finance items and taxation	14,474	7,116	3,976
Finance items
Net exchange (losses)/gains on external debt and intragroup balances	(601)	611	(3,538)
Net gains/(losses) on derivatives not qualifying for hedge accounting	33	(24)	(88)
Finance income	141	89	52
Finance costs	(848)	(1,111)	(750)
Amortisation of discount	(383)	(338)	(378)
Net finance income (expense)	(1,658)	(773)	(4,702)
Profit/(loss) before taxation	12,816	6,343	(726)
Taxation	(3,965)	(1,567)	(993)
Profit/(loss) after tax for the year	8,851	4,776	(1,719)
– attributable to owners of Rio Tinto (net earnings/(loss))	8,762	4,617	(866)
– attributable to non-controlling interests (net earnings/(loss))	$ 89	$ 159	$ (853)
Basic earnings/(loss) per share	$ 490.4	$ 256.9	$ (47.5)
Diluted earnings/(loss) per share	$ 486.9	$ 255.3	$ (47.5)